Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note Payable
4. Notes Payable	During 2012 the Company entered a Loan Agreement (“the Loan Agreement”) with a financial institution with a maximum borrowing amount of $500,000. This Loan Agreement was amended on February 27, 2013 increasing the available maximum borrowing amount to $1,500,000 subject to certain milestones as defined in the Loan Agreement. The loan is collateralized by substantially all of the assets of the Company, other than its intellectual property.

The Company was advanced $500,000 on June 28, 2012. The payments of principal and interest are due on the advance on a fully amortized basis of 36 months in equal monthly installments, commencing after a fifteen-month period of interest only payments. Interest on the $500,000 advanced in June 2012 was fixed on the date of funding at 4.77%.

The Company was advanced an additional $500,000 on February 27, 2013 in connection with entering into an amendment to the Loan Agreement with the lender on that date. The payments of principal and interest are due on the advance on a fully amortized basis of 30 months in equal monthly installments, commencing after a six-month period of interest only payments. Interest on the $500,000 advanced in February 2013 was fixed on the date of funding at 4.0%.

In July 2013 the Company was advanced the final $500,000 under the Loan Agreement. Payments of principal and interest are due on the advance on a fully amortized basis of 24 months in equal installments, commencing after a two-month period of interest only payments. Interest on the $500,000 advanced in July 2013 was fixed on the date of funding at 4.04%.

As additional consideration for the cost and risk associated with the Loan Agreement, the Company issued to the lender a warrant to purchase up to 8,334 shares of Series B Preferred Stock in June 2012, and an additional warrant to purchase up to a number of shares of Series B Preferred Stock equal to 5% of the amount loaned under the Loan Agreement on February 27, 2013 and thereafter, subject to adjustment as set forth in the warrant, including without limitation for stock combinations and splits. As a result, following the advance in July 2013, the warrant became exercisable for 16,667 shares of the Company’s Series B Preferred Stock. The warrants issued in 2013 and 2012 were recorded at a fair value of $28,300 and $24,500, respectively, and were presented as a debt discount on the related debt, which will be amortized to interest expense over the term of the Loan Agreement (See Note 7).

The unamortized debt discount as of September 30, 2013 and December 31, 2012 is $37,774 and $20,170 respectively.

Interest expense due to amortization of the debt discount for the three months ended September 30, 2013 and 2012 was $5,203 and $2,177, respectively, and for the nine month period ending September 30, 2013 and 2012 and for the period from inception (August 29, 2011) to September 30, 2013 is $10,696, $2,177 and $15,027, respectively.

Future minimum principal payments on notes payable are as follows:

Year ending December 31,
2013	$189,496
2014	778,754
2015	531,750

Total	$1,500,000

3. Note Payable	During 2012 the Company entered a Loan Agreement (“the Loan Agreement”) with a financial institution with a maximum borrowing amount of $500,000.

The Company was advanced $500,000 on June 28, 2012. The payments of principal and interest are due on the loan on a fully amortized basis of 36 months in equal monthly installments, commencing after a twelve-month period of interest only payments. Interest on the $500,000 advanced under the Loan Agreement in June 2012 was fixed on the date of funding at 4.77%. The loan is collateralized by substantially all of the assets of the Company, other than its intellectual property.

As additional consideration for the cost and risk associated with the Loan Agreement, the Company issued to the lender a warrant to purchase up to 8,334 shares of its Series B Convertible Preferred Stock. The warrant was recorded at a fair value of $24,500 and was presented as a debt discount on the related debt which will be amortized to interest expense over the term of the Loan Agreement. The unamortized debt discount was $20,170 at December 31, 2012. See Note 6.

On February 27, 2013 the Company entered into a first amendment to the Loan Agreement and was advanced an additional $500,000 (See Note 11).

Future minimum principal payments on notes payable are as follows:

Year Ending December 31,
2013	$120,485
2014 2015	249,944 129,571
Total	$500,000